Summary of Significant Accounting Policies - Schedule of Customer Deposits, Deferred Revenue and Remaining Performance Obligation (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Customer Deposits, Deferred Revenue and Remaining Performance Obligation [Line Items]
Beginning balance	$ 11,802,825	$ 16,190,861	$ 17,493,628
Additional deposits received	3,653,097	19,476,465
Ending balance	10,488,363	11,802,825	16,190,861
Revenue Recognized during the year at a point-in-time [Member]
Schedule of Customer Deposits, Deferred Revenue and Remaining Performance Obligation [Line Items]
Revenue Recognized during the year at a point-in-time	$ (4,967,559)	$ (23,864,501)	$ (18,757,137)